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New Covenant Growth Fund
New Covenant Growth Fund

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement dated December 18, 2019
to the Prospectus dated October 31, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Principal Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the first sentence is hereby deleted and replaced with the following text:

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of equity securities that are components of an index that represents broad exposure to the U.S. equity market (the "Index"), includes approximately 3,000 securities and is not concentrated in any particular industry.

Change in Benchmark Index of the Fund

In the Fund Summary for the Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2018)," the following text is hereby added:

This table compares the Fund's average annual total returns to those of a broad-based index and the Russell 1000 Index. On December 18, 2019, the Fund's benchmark changed from the Russell 1000 Index to the Russell 3000 Index, because the Adviser believes that the Russell 3000 Index better reflects the investment strategies of the Fund.

In addition, under the same sub-heading, the table is hereby deleted and replaced with the following:

Average Annual Returns - New Covenant Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Growth Fund	Fund Return Before Taxes	(6.07%)	5.96%	10.93%
After Taxes on Distributions | New Covenant Growth Fund	Fund Return After Taxes on Distributions	(7.48%)	3.77%	9.47%
After Taxes on Distributions and Sale of Fund Shares | New Covenant Growth Fund	Fund Return After Taxes on Distributions and Sale of Fund Shares	(2.53%)	4.24%	8.87%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	(5.24%)	7.91%	13.18%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	(4.78%)	8.21%	13.28%

There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE